Restatement of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2020
Restatement Of Previously Issued Financial Statements [Abstract]
Restatement of Previously Issued Financial Statements

Note 3

Restatement of Previously Issued Financial Statements

During the audit of the Company’s financial statements for the year ended December 31, 2020, the Company identified an error in the presentation of the intellectual property expenses in 2019 and 2018. The intellectual property expenses should have been classified as general and administrative expenses instead of research and development expenses.

This resulted in a restatement to correct previously reported amounts in the financial statements of the Company for the years ended December 31, 2019 and 2018. This reclassification of expenses had no impact on total operating expenses, net loss, loss per share or the balance sheet.

The following tables present the impact of the restatement in the financial statements for the years ended December 31, 2019 and 2018:

	For the Year Ended December 31, 2019
	As Previously Reported	Adjustments	As Restated

Research and development expenses	$1,702,117	($804,329)	$897,788
General and administrative expenses	2,494,922	804,329	3,299,251
Total operating expenses	$4,197,039	$-	$4,197,039

	For the Year Ended December 31, 2018
	As Previously Reported	Adjustments	As Restated

Research and development expenses	$1,437,202	($728,747)	$708,455
General and administrative expenses	2,011,659	728,747	2,740,406
Total operating expenses	$3,448,861	$-	$3,448,861